Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments
17.	Derivative financial instruments
As of December 31, 2020, and 2019, derivative financial instruments consist of foreign currency forward contracts of a short-term nature. The following table shows the derivative financial position as of the end of each year:

	Local currency	Notional amount	Type	Maturity	Fair value
2020
	Brazilian reais	$10,500	Sell	Jan / Feb 21	77
	Mexican pesos	$15,000	Sell	Jan 21	395
	Mexican pesos	$10,000	Sell	Jan 21	262
	Mexican pesos	$5,000	Sell	Jan 21	51
	Mexican pesos	$10,000	Sell	Feb 21	166
	Mexican pesos	$10,000	Sell	Feb 21	103
	Mexican pesos	$10,000	Sell	Feb 21	103

	Local currency	Notional amount	Type	Maturity	Fair value
2019
	Argentinian pesos	$15,000	Purchase	Jan - 20	(360)
	Chile pesos	$24,500	Purchase	Jan / Feb / Mar - 20	(848)
	Colombian pesos	$2,000	Purchase	Jan - 20	(63)
	Argentinian pesos	$6,000	Sell	Jan - 20	335
	Mexican pesos	$7,000	Sell	Jan / Feb - 20	119